Related Party Transactions - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Jul. 31, 2021 shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense		$ 570	$ 166
Number of awards, granted | shares	4,056,770
Key Management and Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to a related party		$ 594	$ 584